UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	2/28/09

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Emerging Markets Opportunity Fund

FORM N-Q

Item 1. Schedule of Investments.

[INSERT SCHEDULE OF INVESTMENTS HERE]

STATEMENT OF INVESTMENTS
Emerging Markets Opportunity Fund
February 28, 2009 (Unaudited)

Common Stocks--95.6%	Shares	Value ($)
Brazil--16.2%
Banco Bradesco, ADR	9,150	79,788
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	2,200	53,306
Cia Energetica de Minas Gerais, ADR	6,000	81,960
Cia Vale do Rio Doce (Preferred), Cl. A, ADR	15,400	171,710
Cia Vale do Rio Doce, ADR	6,200	79,918
Localiza Rent a Car	14,700	49,176
MRV Engenharia e Participacoes	11,900	51,852
Petroleo Brasileiro (Preferred), ADR	20,600	461,028
Satipel Industrial	12,600	20,654
Unibanco - Uniao de Bancos Brasileiros, ADR	1,500	78,495
		1,127,887
China--8.1%
Bank of China, Cl. H	491,000	134,977
China Life Insurance, Cl. H	54,000	150,203
China Petroleum & Chemical, Cl. H	189,000	97,321
Huaneng Power International, Cl. H	130,000	84,111
Industrial & Commercial Bank of China, Cl. H	234,233	94,223
		560,835
Egypt--2.1%
Egyptian Financial Group-Hermes Holding	22,581	53,670
Orascom Construction, GDR	2,200	89,005
		142,675
Hong Kong--8.9%
Beijing Enterprises Holdings	57,330	223,354
China Mobile	35,500	305,553
CNOOC	104,000	89,816
		618,723
Hungary--.7%
Magyar Telekom Telecommunications, ADR	4,240	48,039
India--6.4%
Bharat Heavy Electricals	5,350	144,836
Bharti Airtel	4,510 a	55,602
HDFC Bank, ADR	1,500	76,500
Infosys Technologies, ADR	2,600	62,920
Reliance Industries	4,281	104,638
		444,496
Indonesia--4.7%
Bank Rakyat Indonesia	231,000	70,530
Perusahaan Gas Negara	495,000	77,477
Tambang Batubara Bukit Asam	71,017	41,986
Telekomunikasi Indonesia	257,000	133,891
		323,884
Israel--2.9%
Elbit Systems	1,100	48,619
Teva Pharmaceutical Industries, ADR	3,500	156,030
		204,649
Kazakhstan--.8%
KazMunaiGas Exploration Production, GDR	4,570	56,235
Luxembourg--2.8%
MSCI Daily TR New Emerging Markets India (Warrants
11/11/09)	966 a	194,053
Mexico--4.5%

America Movil, ADR, Ser. L	5,568	141,873
Fomento Economico Mexicano, ADR	2,700	62,208
Grupo Televisa, ADR	5,373	65,389
Telefonos de Mexico, ADR, Ser. L	3,130	43,006
		312,476
Poland--1.2%
PBG	647 a	36,854
Telekomunikacja Polska	9,791	47,413
		84,267
Russia--4.9%
Comstar United Telesystems	25,040	67,608
Gazprom, ADR	11,020	143,150
LUKOIL, ADR	2,315	74,173
NovaTek OAO	2,310	54,285
		339,216
South Africa--4.3%
ABSA Group	5,200	45,799
AngloGold Ashanti	1,300	38,273
Aspen Pharmacare Holdings	19,300 a	79,263
Impala Platinum Holdings	2,000	23,472
Telkom	6,100	59,805
Truworths International	17,800	54,853
		301,465
South Korea--10.1%
Dongbu Insurance	3,990	36,488
Hite Brewery	9 a	814
Hyundai Mobis	1,075	51,278
KB Financial Group, ADR	3,300	62,106
KT	470	11,409
KT & G	1,297	66,399
LG	1,670	43,602
Samsung Card	4	68
Samsung Electronics	288	89,025
Samsung Electronics, GDR (Common)	326 b	51,508
Samsung Electronics, GDR (Preferred)	798	70,623
Samsung Fire & Marine Insurance	587	59,479
Shinhan Financial Group	1,670 a	24,907
Shinhan Financial Group (Rights)	242 a	505
Shinsegae	72	18,623
SK Telecom	538	65,438
Yuhan	380	47,796
		700,068
Taiwan--5.7%
Cathay Financial Holding	52,833	41,479
China Steel	52,550	32,904
Chunghwa Telecom, ADR	3,473 a	53,310
Far Eastern Textile	49,220	29,107
HON HAI Precision Industry	15,042	29,690
HTC	4,500	48,213
Richtek Technology	14,496	61,303
Taiwan Mobile	18,670	24,310
Taiwan Semiconductor Manufacturing, ADR	10,415	78,529
		398,845
Thailand--4.9%
Advanced Info Service	51,900	114,859
Bangkok Bank, NVDR	37,000	75,409
Banpu	400	2,316
Banpu, NVDR	800	4,632

PTT Exploration & Production	22,400	54,417
Siam Commercial Bank	56,200	85,897
		337,530
Turkey--4.3%
KOC Holding	40,322 a	50,281
Tupras Turkiye Petrol Rafine	9,006	82,109
Turk Hava Yollari	12,208 a	40,212
Turkcell Iletisim Hizmet	16,880	83,899
Turkiye Garanti Bankasi	35,139 a	42,784
		299,285
United States--2.1%
iShares MSCI Emerging Markets Index Fund	6,770	143,727
Total Common Stocks
(cost $9,186,707)		6,638,355

Preferred Stocks--1.9%
Brazil
Bradespar	4,700	44,024
Investimentos Itau	29,498	87,209
Total Preferred Stocks
(cost $174,575)		131,233

Other Investment--2.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $200,000)	200,000 [c]	200,000

Total Investments (cost $9,561,282)	100.4%	6,969,588
Liabilities, Less Cash and Receivables	(.4%)	(25,537)
Net Assets	100.0%	6,944,051

ADR - American Depository Receipts GDR - Global Depository Receipts NVDR--Non Voting Depository Receipts

a	Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, this security amounted to $51,508 or 0.7% of net assets.
c	Investment in affiliated money market mutual fund.

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $9,561,282.

Net unrealized depreciation on investments was $2,591,694 of which $153,160 related to appreciated investment securities and $2,744,854 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	4,041,208	2,928,380	0	6,969,588
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and any options contracts.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)